Borrowings - Schedule of Movement of Convertible Notes (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Movement of Convertible Notes [Abstract]
Opening convertible note balance	$ 1,745,897	$ 839,115
Convertible notes issued – received in cash	1,327,262	855,834
Convertible notes issued – accrued (owing)		(73,954)
Interest accrued	169,343	124,902
Repayment During the year – in cash	(772,975)
Convertible notes converted into shares	(432,115)
Total of convertible notes	$ 2,037,412	$ 1,745,897